Long-Term Debt - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Nov. 29, 2021	Nov. 30, 2018 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Borrowings maturity	November 26, 2046
Secured Term Loan Facility [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Notioanl amount		$ 378.8					$ 285.0
Borrowings interest rate adjustment percentage			8.50%		8.50%
Borrowings maturity		November 30, 2025
Percentage of premium			1.00%	1.00%
Interest expense			$ 2.9	$ 2.1
Transaction cost			7.8
Unamortized transaction cost			$ 0.0		$ 5.0
Algoma Docks Term Loan Facility [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Notioanl amount		$ 97.0					$ 73.0
Borrowings interest rate adjustment percentage					5.00%
Repayments of non-current borrowings					$ 76.0	$ 60.4